FAIR VALUE MEASUREMENTS - Company's assets and liabilities (Details) - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Cartesian Growth Corporation III | Fair value, inputs, level 1
FAIR VALUE MEASUREMENTS
Investments held in Trust Account	$ 285,868,994	$ 283,377,276